Employee Benefit Plans (Obligations and Funded Status) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Benefits
Change in benefit obligations:
Benefit obligations at January 1,	$ 11,001	$ 9,335
Service costs	276	262	$ 303
Interest costs	423	456	403
Plan participants’ contributions	0	0
Net actuarial (gains) losses	(627)	1,607
Acquisition, divestitures, settlements and curtailments	(4)	(18)
Change in benefits	0	(4)
Benefits paid	(531)	(536)
Effect of foreign currency translation	(32)	(101)
Benefit obligations at December 31,	10,506	11,001	9,335
Change in plan assets
Estimated fair value of plan assets at January 1,	9,003	8,024
Actual return on plan assets	(127)	1,108
Acquisition, divestitures and settlements	(3)	(10)
Plan participants’ contributions	0	0
Employer contributions	424	450
Benefits paid	(531)	(536)
Effect of foreign currency translation	(15)	(33)
Estimated fair value of plan assets at December 31,	8,751	9,003	8,024
Over (under) funded status at December 31,	(1,755)	(1,998)
Amounts recognized in the consolidated balance sheets
Other assets	5	7
Other liabilities	(1,760)	(2,005)
Net amount recognized	(1,755)	(1,998)
Accumulated other comprehensive (income) loss:
Net actuarial (gains) losses	2,945	3,093
Prior service costs (credit)	0	(1)
Accumulated other comprehensive (income) loss, before income tax	2,945	3,092
Accumulated benefit obligation	10,082	10,355
Other Postretirement Benefits
Change in benefit obligations:
Benefit obligations at January 1,	2,145	1,875
Service costs	17	16	22
Interest costs	90	94	94
Plan participants’ contributions	30	30
Net actuarial (gains) losses	(235)	264
Acquisition, divestitures, settlements and curtailments	(2)	(5)
Change in benefits	(7)	(9)
Benefits paid	(109)	(116)
Effect of foreign currency translation	(5)	(4)
Benefit obligations at December 31,	1,924	2,145	1,875
Change in plan assets
Estimated fair value of plan assets at January 1,	1,436	1,366
Actual return on plan assets	4	112
Acquisition, divestitures and settlements	(4)	0
Plan participants’ contributions	30	30
Employer contributions	26	44
Benefits paid	(109)	(116)
Effect of foreign currency translation	(1)	0
Estimated fair value of plan assets at December 31,	1,382	1,436	$ 1,366
Over (under) funded status at December 31,	(542)	(709)
Amounts recognized in the consolidated balance sheets
Other assets	1	1
Other liabilities	(543)	(710)
Net amount recognized	(542)	(709)
Accumulated other comprehensive (income) loss:
Net actuarial (gains) losses	222	425
Prior service costs (credit)	(14)	(10)
Accumulated other comprehensive (income) loss, before income tax	$ 208	$ 415